Financial Assets at Fair Value Through Other Comprehensive Income (Details)- Schedule of Gross Profits and Losses Realized on the Sale of Available for Sale Investments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Sale of debt financial instruments at FVOCI generating realized profits	$ 1,211,807	$ 3,548,049	$ 6,837,112
Realized profits	333	9,038	392
Sale of debt financial instruments at FVOCI generating realized losses	526,716	1,235,689	1,605,762
Realized losses	$ 1,659	$ 55,998	$ 134,485